Restructuring and Other Charges - Restructuring Accrual Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1.0	$ 4.5	$ 0.3
Restructuring charges	2.1	1.5	11.1
Reduction to reserve	(0.2)	(0.4)
Cash payments	(1.2)	(4.6)	(5.5)
Adjustments for pension and other post-retirement termination non-cash charges			(1.4)
Ending balance	1.7	1.0	4.5
Employee Related Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1.0	4.5	0.1
Restructuring charges		1.3	11.1
Reduction to reserve	(0.2)	(0.4)
Cash payments	(0.7)	(4.4)	(5.3)
Adjustments for pension and other post-retirement termination non-cash charges			(1.4)
Ending balance	0.1	1.0	4.5
Tenancy and Other Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			0.2
Restructuring charges	2.1	0.2
Cash payments	(0.5)	(0.2)	(0.2)
Ending balance	$ 1.6